COMMITMENTS AND CONTINGENCIES (Details) - Apollo Strategic Growth Capital - USD ($)		3 Months Ended	12 Months Ended
	Nov. 10, 2020	Mar. 31, 2022	Dec. 31, 2021	Oct. 06, 2020
Underwriting Agreement
Underwriting discounts and commissions paid				$ 15,000,000
Deferred underwriting commissions				$ 26,250,000
Number of units issued		39,451,134	39,451,134
Underwriting cash discount per unit	$ 0.20
Deferred Fee Per Unit	$ 0.35
Aggregate deferred underwriting fee payable	$ 28,588,350
Contingent fees		$ 7,000,000.0	$ 7,000,000.0
Placement Fees		3.50%	3.50%
Over-allotment option
Underwriting Agreement
Number of units issued	6,681,000	9,000,000	9,000,000
Threshold Number Of Days Granted For Underwriter For Purchase Of Additional Units		30 days	30 days
Aggregate underwriter cash discount	$ 16,336,200